Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2022
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Summary of Fair Value, Fair Value Level and Valuations Techniques and Inputs of Restricted Investments, Derivative Financial Instruments and Long-term Debt
The fair value, fair value level an
d
 valuations techniques and inputs of restricted investments, derivative financial instruments and long-term debt were as follows:

		As at		As at
		January 31, 2022		January 31, 2021
	Fair value level	Carrying amount	Fair value	Carrying amount	Fair value	Valuation techniques and inputs
Restricted investments (Note 6)	Level 2	$14.3	$14.3	$15.7	$15.7	Discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period
Non-controlling interest liability (Note 15)	Level 3	$—	$—	$(21.0)	$(21.0)	Discounted cash flows. Future cash flows are estimated based on Telwater performance and a predetermined purchase price formula, discounted at a rate that reflects the credit risk of the Company
Derivative financial instruments Forward exchange contracts Favourable (Unfavourable)	Level 2 Level 2	$10.0 (9.6)	$10.0 (9.6)	$19.9 (7.2)	$19.9 (7.2)
Discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the Company

Interest rate cap	Level 2	28.0	28.0	6.0	6.0	Discounted cash flows. Future cash flows, which correspond to series of caplets, are estimated using the Normal valuation model and discounted at a rate that reflects credit market conditions
Inflation rate swap	Level 2	(0.7)	(0.7)	(1.4)	(1.4)
Discounted cash flows. Future cash flows are estimated based on forward inflation rates (from observable yield curves at the end of the reporting period) and contract inflation rates, discounted at a rate that reflects the credit risk of the Company

Total derivative financial instruments	Level 2	$27.7	$27.7	$17.3	$17.3
Term Facility (Note 16)	Level 1	$(1,891.1)	$(1,875.8)	$(2,276.3)	$(2,312.7)	Quoted bid prices in an active market
Term Loans (Note 16)	Level 2	$(149.4)	$(156.1)	$(133.4)	$(142.4)	Discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company

Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks
The table below presents the impact on consolidated net income and consolidated other comprehensive income of a variation of foreign exchange rates on financial instruments subject to foreign exchange risks as at January 31, 2022 and 2021:

	As at January 31, 2022			As at January 31, 2021
Increase (Decrease)	Percentage of Variation [a]	Impact on Net income	Impact on Other comprehensive income	Percentage of Variation [a]	Impact on Net income	Impact on Other comprehensive income
USD / CAD	5%	$208.6 [b]	$55.2	5%	$(116.6) [b]	$(31.8)
Euro / CAD	5%	$1.7	$—	5%	$(0.6)	$—
Other	3%	$4.7	$(0.4)	8%	$9.8	$26.3

[a]	Based on variations that might exist at the closing dates.

[b]	Mainly from the long-term debt denominated in U.S. dollars.

Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts
The following tables set out the notional amounts outstanding under hedging foreign exchange contracts, the carrying amount, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2022
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 12 months
	AUD	CAD	0.9220	AUD	104.5	$93.7	$2.4	$—
	GBP	Euro	1.1757	GBP	26.3	44.8	—	0.6
	NOK	Euro	0.0992	NOK	623.9	88.9	0.1	—
	SEK	Euro	0.0994	SEK	806.6	109.7	4.7	—
	USD	CAD	1.2696	USD	817.5	1,037.8	2.0	—
Between 12 and 24 months
	USD	CAD	1.2812	USD	55.9	71.0	0.4	8.6

[ a]	Exchange rates as at January 31, 2022 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2021
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 12 months
	AUD	CAD	0.9584	AUD	87.3	$85.4	$—	$1.9
	GBP	Euro	1.1171	GBP	19.8	34.8	—	0.3
	NOK	Euro	0.0943	NOK	541.8	81.0	—	1.4
	SEK	Euro	0.0969	SEK	879.1	134.8	—	2.4
	USD	CAD	1.3153	USD	502.2	641.7	19.8	0.9

[a]	Exchange rates as at January 31, 2021 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.
The following tables set out the notional amounts outstanding under foreign exchange contracts, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2022
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 12 months
	AUD	CAD	0.9220	AUD	104.5	$93.7
	CAD	AUD	0.9031	AUD	7.2	6.5
	CAD	Euro	1.4288	Euro	101.9	145.1
	CAD	JPY	0.0110	JPY	25.0	0.3
	CAD	MXN	0.0613	MXN	72.0	4.4
	CAD	USD	1.2699	USD	163.9	208.1
	Euro	CAD	1.4284	Euro	158.1	225.1
	Euro	GBP	1.2005	Euro	0.8	1.1
	Euro	NOK	0.0992	NOK	102.1	14.6
	Euro	SEK	0.0957	SEK	98.4	13.4
	GBP	Euro	1.1757	GBP	26.3	44.8
	JPY	CAD	0.0111	JPY	55.3	0.6
	NOK	Euro	0.0992	NOK	623.9	88.9
	SEK	Euro	0.0992	SEK	883.7	120.2
	USD	CAD	1.2625	USD	835.3	1,060.5
Between 12 and 24 months
	USD	CAD	1.2812	USD	55.9	71.0

[a]	Exchange rates as at January 31, 2022 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2021
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 12 months
	AUD	CAD	0.9596	AUD	92.6	$90.7
	BRL	USD	0.1819	BRL	51.1	12.0
	CAD	AUD	0.9780	AUD	6.0	5.9
	CAD	Euro	1.5535	Euro	9.6	14.9
	CAD	JPY	0.0122	JPY	43.0	0.5
	CAD	MXN	0.0631	MXN	30.0	1.9
	CAD	USD	1.2775	USD	161.1	205.8
	Euro	CAD	1.5471	Euro	28.2	43.8
	Euro	CHF	1.0774	CHF	0.5	0.7
	Euro	NOK	0.0965	NOK	53.8	8.0
	Euro	SEK	0.0990	SEK	62.6	9.6
	GBP	Euro	1.1171	GBP	19.8	34.8
	JPY	CAD	0.0122	JPY	96.0	1.2
	NOK	Euro	0.0943	NOK	561.1	83.9
	SEK	Euro	0.0971	SEK	982.2	150.6
	USD	CAD	1.3143	USD	516.8	660.3

[a]	Exchange rates as at January 31, 2021 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

Summary of Financial Liabilities Instalments Payable When Contractually Due
The following table summarizes the contractual maturities of the Company’s financial liabilities as at January 31, 2022:

	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total amount
Trade payables and accruals	$1,622.9	$—	$—	$—	$1,622.9
Long-term debt (including interest)	147.3	140.7	140.1	1,837.7	2,265.8
Lease liabilities (including interest)	33.0	50.5	30.7	49.4	163.6
Derivative financial instruments	9.6	0.7	—	—	10.3
Other financial liabilities	142.7	4.4	2.2	26.7	176.0
Total	$1,955.5	$196.3	$173.0	$1,913.8	$4,238.6

Summary of Information Considered to be Exposed to Credit Risk
The following table provides further details on receivables for which the Company considers to be exposed to credit risk as at January 31, 2022 and 2021:

	January 31, 2022	January 31, 2021

Trade and other receivables	$465.7	$311.5
Sales tax and other government receivables	(118.0)	(56.4)

Total exposed to credit risk	$347.7	$255.1

Not past due	$339.6	$246.3
Past due
Under 60 days	5.0	7.8
From 60 to 90 days	0.7	1.5
Over 90 days	6.8	3.7
Allowance for doubtful accounts	(4.4)	(4.2)

Total exposed to credit risk	$347.7	$255.1